Employee benefits - Post-employment benefits plan (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of defined benefit plans [line items]
Defined benefit obligations	$ (774,654)	$ (749,943)
Fair value of plan assets	612,111	641,969
Surplus (deficit) in plan	(162,543)	(107,974)
Fair value of reimbursement rights	19,458	18,877
Net asset (liability) recognized in the balance sheet	(143,085)	(89,097)
Retirement benefits assets	836	47,071
Retirement benefits obligations	(163,379)	(155,045)
U.K.
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(535,633)	(525,262)
Fair value of plan assets	536,226	571,909
Surplus (deficit) in plan	593	46,647
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	593	46,647
Retirement benefits assets	593	46,647
Retirement benefits obligations	0	0
France
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(78,612)	(77,477)
Fair value of plan assets	0	0
Surplus (deficit) in plan	(78,612)	(77,477)
Fair value of reimbursement rights	0	0
Net asset (liability) recognized in the balance sheet	(78,612)	(77,477)
Retirement benefits assets	0	0
Retirement benefits obligations	(78,612)	(77,477)
Germany
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(67,706)	(61,420)
Fair value of plan assets	11,747	11,028
Surplus (deficit) in plan	(55,959)	(50,392)
Fair value of reimbursement rights	19,082	18,495
Net asset (liability) recognized in the balance sheet	(36,877)	(31,897)
Retirement benefits assets	0	0
Retirement benefits obligations	(55,959)	(50,392)
Other
Disclosure of defined benefit plans [line items]
Defined benefit obligations	(92,703)	(85,784)
Fair value of plan assets	64,138	59,032
Surplus (deficit) in plan	(28,565)	(26,752)
Fair value of reimbursement rights	376	382
Net asset (liability) recognized in the balance sheet	(28,189)	(26,370)
Retirement benefits assets	243	424
Retirement benefits obligations	$ (28,808)	$ (27,176)